Other Long-Term Assets	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Assets
Other Long-Term Assets

	2019	2018
North West Redwater Partnership subordinated debt (1)	$652	$591
Prepaid cost of service toll	130	62
Investment in North West Redwater Partnership	—	287
Risk management (note 19)	290	373
Long-term inventory	121	96
Other	84	50
	1,277	1,459
Less: current portion	54	116
	$1,223	$1,343

(1)	Includes accrued interest.
INVESTMENT IN NORTH WEST REDWATER PARTNERSHIP
The Company's 50% interest in Redwater Partnership is accounted for using the equity method based on Redwater Partnership’s voting and decision-making structure and legal form. Redwater Partnership has entered into agreements to construct and operate a 50,000 barrel per day bitumen upgrader and refinery (the "Project") under processing agreements that target to process 12,500 barrels per day of bitumen feedstock for the Company and 37,500 barrels per day of bitumen feedstock for the Alberta Petroleum Marketing Commission ("APMC"), an agent of the Government of Alberta, under a 30 year fee-for-service tolling agreement.
During 2018, Redwater Partnership commenced commissioning activities in the Project's light oil units while continuing work on the heavy oil units. In the first quarter of 2019, the light oil units transitioned from pre-commissioning and startup to operations and are processing synthetic crude oil into refined products. In December 2019, the light oil refinery completed activities relating to the planned maintenance shutdown. The Project continues to operate as a light oil refinery and will continue to process synthetic crude oil into refined products until the heavy oil units can reliably commence commercial processing of bitumen. As at December 31, 2019, the total estimate of capital costs incurred for the Project, net of margins from pre-commercial sales, was approximately $10 billion.
During 2013, the Company and APMC agreed, each with a 50% interest, to provide subordinated debt, bearing interest at prime plus 6%, as required for Project costs to reflect an agreed debt to equity ratio of 80/20. As at December 31, 2019, each party has provided $439 million of subordinated debt, together with accrued interest thereon of $213 million, for a Company total of $652 million. Any additional subordinated debt financing is not expected to be significant.
Pursuant to the processing agreements, on June 1, 2018 the Company began paying its 25% pro rata share of the debt portion of the monthly cost of service tolls, currently consisting of interest and fees, with principal repayments beginning in 2020 (see note 20). The Company is unconditionally obligated to pay this portion of the cost of service tolls over the 30-year tolling period. As at December 31, 2019, the Company had recognized $130 million in prepaid cost of service tolls (2018 – $62 million).
Redwater Partnership has a secured $3,500 million syndicated credit facility, of which $2,000 million is revolving and matures in June 2021 and the remaining $1,500 million is fully drawn on a non-revolving basis. During 2019, Redwater Partnership extended the $1,500 million non-revolving facility, previously scheduled to mature in February 2020, to February 2021. As at December 31, 2019, Redwater Partnership had borrowings of $2,715 million under the syndicated credit facility.
The assets, liabilities, partners’ equity, product sales and equity loss related to Redwater Partnership and the Company’s 50% interest at December 31, 2019 and 2018 were comprised as follows:

	2019		2018
	Redwater Partnership 100% interest	Company 50% interest	Redwater Partnership 100% interest	Company 50% interest
Current assets	$248	$124	$210	$105
Non-current assets	$11,328	$5,664	$11,250	$5,625
Current liabilities	$384	$192	$352	$176
Non-current liabilities	$11,310	$5,655	$10,534	$5,267
Partners’ equity	$(118)	$(59)	$574	$287

Product sales	$1,736	$868	$—	$—
Net loss	$692	$346	$10	$5

During 2019, the Company's interest in Redwater Partnership's net loss was $346 million (2018 – $5 million). Of this, the Company recognized an equity loss of $287 million, reducing the carrying value in Redwater Partnership to $nil. The unrecognized share of losses for 2019 from Redwater Partnership was $59 million (2018 – $nil).